Offsets	Mar. 19, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Assembly Biosciences, Inc.
Form or Filing Type	S-3
File Number	333-270760
Initial Filing Date	Mar. 22, 2023
Fee Offset Claimed	$ 13,877.69
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 125,931,832.60
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, a registration fee of $16,530 was paid with respect to securities available for issuance under a Registration Statement on Form S-3 (File No. 333-270760) filed by the registrant on March 22, 2023 and declared effective on April 14, 2023 (the Prior Registration Statement). The Registrant hereby offsets the total registration fee of $55,240 due under this registration statement by $13,877.69 (calculated at the fee rate in effect at the date of the Prior Registration Statement of $110.20 per million dollars), which represents the portion of the registration fee previously paid with respect to $125,931,832.63 of unsold securities previously registered under the Prior Registration Statement. The offering of the unsold securities registered under the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Assembly Biosciences, Inc.
Form or Filing Type	S-3
File Number	333-270760
Filing Date	Mar. 22, 2023
Fee Paid with Fee Offset Source	$ 16,530.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, a registration fee of $16,530 was paid with respect to securities available for issuance under a Registration Statement on Form S-3 (File No. 333-270760) filed by the registrant on March 22, 2023 and declared effective on April 14, 2023 (the Prior Registration Statement). The Registrant hereby offsets the total registration fee of $55,240 due under this registration statement by $13,877.69 (calculated at the fee rate in effect at the date of the Prior Registration Statement of $110.20 per million dollars), which represents the portion of the registration fee previously paid with respect to $125,931,832.63 of unsold securities previously registered under the Prior Registration Statement. The offering of the unsold securities registered under the Prior Registration Statement has been terminated.